intangible assets and goodwill - Business acquisitions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Nov. 05, 2019	Aug. 12, 2019	Jan. 14, 2019
Customer contracts and related customer relationships | Minimum
Acquisition effected by way of:
Useful life of intangible assets	8 years
Customer contracts and related customer relationships | Maximum
Acquisition effected by way of:
Useful life of intangible assets	10 years
Software | Minimum
Acquisition effected by way of:
Useful life of intangible assets	4 years
Software | Maximum
Acquisition effected by way of:
Useful life of intangible assets	10 years
Combined acquisitions
Current assets
Cash	$ 23
Accounts receivable	33
Other	8
Total current assets	64
Non-current assets
Intangible assets subject to amortization	626
Other	3
Total non-current assets	794
Total identifiable assets acquired	858
Current liabilities
Short-term borrowings	1
Accounts payable and accrued liabilities	69
Advance billings and customer deposits	29
Provisions	7
Total current liabilities	106
Non-current liabilities
Long-term debt	19
Other long-term liabilities	20
Deferred income taxes	69
Total non-current liabilities	108
Total liabilities assumed	214
Net identifiable assets acquired	644
Goodwill	617
Net assets acquired	1,261
Acquisition effected by way of:
Cash consideration	1,116
Accounts payable and accrued liabilities	63
Issuance of TELUS Corporation Common Shares	72
Pre-existing relationship effectively settled	10
Total consideration transferred	1,261
Combined acquisitions | Owned assets
Non-current assets
Property, plant and equipment	142
Combined acquisitions | Right-of-use lease assets
Non-current assets
Property, plant and equipment	$ 23
Telecommunications business
Business acquisition
Cash and accounts payable and accrued liabilities				$ 75
Current assets
Cash				2
Accounts receivable				6
Other				1
Total current assets				9
Non-current assets
Intangible assets subject to amortization				41
Total non-current assets				49
Total identifiable assets acquired				58
Current liabilities
Accounts payable and accrued liabilities				21
Advance billings and customer deposits				4
Total current liabilities				25
Non-current liabilities
Long-term debt				2
Deferred income taxes				5
Total non-current liabilities				7
Total liabilities assumed				32
Net identifiable assets acquired				26
Goodwill				87
Net assets acquired				113
Acquisition effected by way of:
Cash consideration				63
Accounts payable and accrued liabilities				12
Issuance of TELUS Corporation Common Shares				38
Total consideration transferred				113
Telecommunications business | Owned assets
Non-current assets
Property, plant and equipment				6
Telecommunications business | Right-of-use lease assets
Non-current assets
Property, plant and equipment				$ 2
Smart data solutions business
Business acquisition
Cash and accounts payable and accrued liabilities			$ 135
Current assets
Cash			7
Accounts receivable			6
Other			1
Total current assets			14
Non-current assets
Intangible assets subject to amortization			91
Total non-current assets			97
Total identifiable assets acquired			111
Current liabilities
Accounts payable and accrued liabilities			4
Advance billings and customer deposits			6
Provisions			2
Total current liabilities			12
Non-current liabilities
Long-term debt			4
Other long-term liabilities			4
Deferred income taxes			9
Total non-current liabilities			17
Total liabilities assumed			29
Net identifiable assets acquired			82
Goodwill			53
Net assets acquired			135
Acquisition effected by way of:
Cash consideration			116
Accounts payable and accrued liabilities			19
Total consideration transferred			135
Smart data solutions business | Right-of-use lease assets
Non-current assets
Property, plant and equipment			$ 6
ADT Security Services Canada, Inc.
Current assets
Cash		$ 8
Accounts receivable		11
Other		6
Total current assets		25
Non-current assets
Intangible assets subject to amortization		326
Other		3
Total non-current assets		433
Total identifiable assets acquired		458
Current liabilities
Accounts payable and accrued liabilities		32
Advance billings and customer deposits		14
Provisions		4
Total current liabilities		50
Non-current liabilities
Long-term debt		7
Other long-term liabilities		15
Deferred income taxes		48
Total non-current liabilities		70
Total liabilities assumed		120
Net identifiable assets acquired		338
Goodwill		345
Net assets acquired		683
Acquisition effected by way of:
Cash consideration		683
Total consideration transferred		683
ADT Security Services Canada, Inc. | Owned assets
Non-current assets
Property, plant and equipment		93
ADT Security Services Canada, Inc. | Right-of-use lease assets
Non-current assets
Property, plant and equipment		$ 11
Individually immaterial transactions
Business acquisition
Ownership interest in businesses acquired (as a percentage)	100.00%
Current assets
Cash	$ 6
Accounts receivable	10
Total current assets	16
Non-current assets
Intangible assets subject to amortization	168
Total non-current assets	215
Total identifiable assets acquired	231
Current liabilities
Short-term borrowings	1
Accounts payable and accrued liabilities	12
Advance billings and customer deposits	5
Provisions	1
Total current liabilities	19
Non-current liabilities
Long-term debt	6
Other long-term liabilities	1
Deferred income taxes	7
Total non-current liabilities	14
Total liabilities assumed	33
Net identifiable assets acquired	198
Goodwill	132
Net assets acquired	330
Acquisition effected by way of:
Cash consideration	254
Accounts payable and accrued liabilities	32
Issuance of TELUS Corporation Common Shares	34
Pre-existing relationship effectively settled	10
Total consideration transferred	330
Individually immaterial transactions | Owned assets
Non-current assets
Property, plant and equipment	43
Individually immaterial transactions | Right-of-use lease assets
Non-current assets
Property, plant and equipment	$ 4